UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [X ];  Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
                                  [X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Boyd Watterson Asset Management, LLC
Address: 1801 East 9th Street Suite 1400
         Cleveland, OH 44114



13F File Number: 801-57468

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    John Walsh
Title:   Compliance Officer
Phone:   216-771-3450
Signature, Place, and Date of Signing:

John Walsh Cleveland, OH               August 3, 2012


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1
Form 13F Information Table Entry Total:    19
Form 13F Information Table Value Total:    $1259


List of Other Included Managers:

No.   13F File Number        Name
1     028-12983              American Independence Financial Services, LLC




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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------
ARCELORMITTAL-NY REG           COM              03938L10        67     4355 SH       SOLE                     4355        0        0
CANADIAN PACIFIC RAILWAY       COM              13645T10        58      790 SH       SOLE                      790        0        0
CHINA LIFE INS CO LTD ADR      COM              16939P10        71     1802 SH       SOLE                     1802        0        0
CHINA UNICOM HONG KONG ADR     COM              16945R10        60     4774 SH       SOLE                     4774        0        0
CHUNGHWA TELECOM LTD ADR       COM              17133Q50        81     2592 SH       SOLE                     2592        0        0
CNOOC LTD ADR                  COM              12613210        74      367 SH       SOLE                      367        0        0
GRUPO TELEVISA SA-SPON ADR     COM              40049J20        84     3890 SH       SOLE                     3890        0        0
ICICI BK LTD ADR               COM              45104G10        82     2523 SH       SOLE                     2523        0        0
INFOSYS LTD                    COM              45678810        54     1205 SH       SOLE                     1205        0        0
KOREA ELECTRIC POWER ADR       COM              50063110        63     5600 SH       SOLE                     5600        0        0
LG DISPLAY CO LTD ADR          COM              50186V10        64     6820 SH       SOLE                     6820        0        0
LUKOIL OIL ADR                 COM              67786210        74     1330 SH       SOLE                     1330        0        0
PETROLEO BRASILEIRO SA ADR     COM              71654V40        44     2360 SH       SOLE                     2360        0        0
SASOL LTD ADR                  COM              80386630        71     1680 SH       SOLE                     1680        0        0
SK TELECOM LTD ADR             COM              78440P10        49     4088 SH       SOLE                     4088        0        0
TAIWAN SEMICONDUCTOR ADR       COM              87403910        79     5680 SH       SOLE                     5680        0        0
TEVA PHARMACEUTICAL SP ADR     COM              88162420        77     1965 SH       SOLE                     1965        0        0
VALE SA - SP ADR               COM              91912E10        46     2342 SH       SOLE                     2342        0        0
VIMPELCOM LTD-SPON ADR         COM              92719A10        59     7310 SH       SOLE                     7310        0        0